Investment Securities -- Changes in cumulative amount of credit losses (Details 3) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Other than temporary impairment losses on corporate debt, less than	$ 1,000,000	$ 0
Other than temporary credit losses on AFS securities	$ 0	$ 0